UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): February 3, 2020

RAIT Funding, LLC

Name of Securitizer

Commission File Number of securitizer: 025-01437

Central Index Key Number of securitizer: 0001587045

Alfred J. Dilmore, Chief Financial Officer, Treasurer and Chief Accounting Officer (215) 207-2100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒(1)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

Name and telephone number, including area code, of the person to contact in connection with this filing

(1)

RAIT Funding, LLC, or “RAIT Funding”, files Form ABS-15G reports in respect of all asset-backed securities transactions for which RAIT Funding acts as securitizer and which are within the scope of Rule 15Ga-1 and that were not the subject of a filing on Form ABS-15G by an affiliated securitizer (“Covered Transactions”). RAIT Funding’s filing of any such reports and its compliance with the requirements of Rule 15Ga-1 are also being effected in satisfaction of the filing and compliance obligations of any affiliates of RAIT Funding, if any, that also acted as a securitizer in respect of any Covered Transaction.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), RAIT Funding, LLC (the “Securitizer”) has indicated by check mark that the Securitizer has no activity to report for the calendar year ended December 31, 2019.

Explanatory Note: This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying all Covered Transactions, and (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G. The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RAIT FUNDING, LLC,
(“RF”) (Securitizer)

By: RAIT JV TRS SUB, LLC,
(“TRS Sub”) as the sole member of RF,

By: RAIT JV TRS, LLC,
(“TRS”) as the sole member of TRS Sub,

By: RAIT ASSET HOLDINGS, LLC,
(“RAH”) the 90% member of TRS,

By: RAIT GENERAL, INC.,
the 1% member of RAH,

	By:	/s/ John J. Reyle
Name: John J. Reyle
Title: Chief Executive Officer, President & General Counsel

By: RAIT LIMITED, INC.,
the 99% member of RAH,

	By:	/s/ John J. Reyle
Name: John J. Reyle
Title: Chief Executive Officer, President & General Counsel

By: TABERNA REALTY FINANCE TRUST,
as the 10% member of TRS,

By:	/s/ John J. Reyle
Name: John J. Reyle
Title: Chief Executive Officer, President & General Counsel

Date: February 3, 2020